SCHEDULE OF FOREIGN EXCHANGE RISK EXPOSURE OF FINANCIAL INSTRUMENTS (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Jul. 11, 2025 USD ($)	Jul. 11, 2025 CAD ($)	Apr. 28, 2025 USD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2023 USD ($)
Trading Activity, Gains and Losses, Net [Line Items]
Cash							$ 292,480	$ 400,000	$ 575,655
Tax receivable	$ 761,962		$ 604,912	$ 374,964
Increase/decrease in prepaid expenses	469,725	$ 58,082	(158,287)	(648,326)
Restricted share unit liability	611,592		3,911,823	576,214
Restricted share unit liability	(611,592)		(3,911,823)	(576,214)
Increase/decrease in deferred grant	(118,546)	$ (80,993)	37,553	80,993
Convertible debentures	(1,832,770)											$ (4,905,334)
Fair Value Concentration of Risk All Financial Instrument [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Tax receivable	2,206		380								€ 352
Accounts payable	(14,698)		(17,944)								(16,622)
Foreign currency future instrument	16,117		104,416								34,111
Restricted cash	28,609		122,740								113,701
Deferred Grant			(67,732)								€ (62,615)
Plus 10 Percentage Fluctuation [Member] | Fair Value Concentration of Risk All Financial Instrument [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Increase/decrease in tax receivable	221		38
Increase/decrease in accounts payable	1,470		1,794
Increase/decrease in foreign currency future instrument	(1,612)		3,668
Increase/decrease in restricted cash	2,861		12,274
Increase/decrease in deferred grant			6,773
Minus 10 Percentage Fluctuation [Member] | Fair Value Concentration of Risk All Financial Instrument [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Increase/decrease in tax receivable	(221)		(38)
Increase/decrease in accounts payable	(1,470)		(1,794)
Increase/decrease in foreign currency future instrument	1,612		(3,668)
Increase/decrease in restricted cash	(2,861)		(12,274)
Increase/decrease in deferred grant			(6,773)
Foreign Exchange [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Cash	12,417		3,788,233		$ 17,019					$ 5,445,994
Tax receivable	759,756		605,293		1,041,333					870,173
Prepaid expenses	768,621		283,946		1,053,483					408,202
Accounts payable	(548,439)		(947,445)		(751,698)					(1,362,055)
Accrued liabilities	(59,513)		(41,736)		(81,569)					(60,000)
Restricted share unit liability	793,479		3,911,824		1,087,554					(5,623,668)
Restricted share unit liability	(793,479)		(3,911,824)		(1,087,554)					5,623,668
Foreign currency future instrument	1,693,407		223,534		2,321,007					$ 321,354
Convertible debentures	(1,832,770)				$ (2,512,020)
Foreign Exchange [Member] | Plus 10 Percentage Fluctuation [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Increase/decrease in cash	1,242		378,823
Increase/decrease in tax receivable	75,976		60,529
Increase/decrease in prepaid expenses	76,862		28,395
Increase/decrease in accounts payable	54,844		94,745
Increase/decrease in accrued liabilities	5,951		4,174
Increase/decrease in restricted share unit liability	79,348		391,182
Increase/decrease in foreign currency future instrument	169,340		22,354
Increase/decrease in restricted share unit liability	183,277
Foreign Exchange [Member] | Minus 10 Percentage Fluctuation [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Increase/decrease in cash	(1,242)		(378,823)
Increase/decrease in tax receivable	(75,976)		(60,529)
Increase/decrease in prepaid expenses	(76,862)		(28,395)
Increase/decrease in accounts payable	(54,844)		(94,745)
Increase/decrease in accrued liabilities	(5,951)		(4,174)
Increase/decrease in restricted share unit liability	(79,348)		(391,182)
Increase/decrease in foreign currency future instrument	(169,340)		$ (22,354)
Increase/decrease in restricted share unit liability	$ (183,277)
Fair Value Concentration of Risk All Financial Instrument [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Tax receivable | €						€ 1,884
Accounts payable | €						(12,550)
Foreign currency future instrument | €						13,761
Restricted cash | €						€ 24,427